Leases (Details) - USD ($)							1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 17, 2024	Sep. 30, 2023	Sep. 18, 2023	Aug. 14, 2023	Aug. 01, 2023	Jul. 31, 2024	Sep. 30, 2024	Jun. 30, 2024
Lease [Line Items[
Rent amount		$ 10,534	$ 3,096	$ 3,000	$ 550	$ 100			$ 3,500
Lease agreement term			3 years			12 months			11 months 15 days
Expiration date								May 31, 2031
Borrowing weighted average rate							4.06%		4.34%
Remaining operating lease term								5 years 3 months	5 years 8 months 4 days
Rental fee					$ 550	$ 100
Subsequent Event [Member]
Lease [Line Items[
Rent amount	$ 450
Forecast [Member]
Lease [Line Items[
Rent amount	$ 450